Income Taxes (Tables)	12 Months Ended
May. 31, 2015
Income Tax Disclosure [Abstract]
Allocation Of Total Income Tax Expense
Total income tax expense was allocated as follows:

(in millions)	Fiscal Year
	2015	2014	2013
Earnings from continuing operations	$(21.1)	$(8.6)	$36.7
Earnings from discontinued operations	344.8	32.3	72.7
Total consolidated income tax expense	$323.7	$23.7	$109.4

Components Of Earnings Before Income Tax And Provision For Income Taxes
The components of earnings from continuing operations before income taxes and the provision for income taxes thereon are as follows:

(in millions)	Fiscal Year
	2015	2014	2013
Earnings from continuing operations before income taxes:
U.S.	$172.5	$189.2	$278.0
Foreign	2.8	(14.6)	(4.0)
Earnings from continuing operations before income taxes	$175.3	$174.6	$274.0
Income taxes:
Current:
Federal	$(12.7)	$39.5	$26.1
State and local	(15.4)	5.4	7.9
Foreign	6.9	3.0	3.5
Total current	$(21.2)	$47.9	$37.5
Deferred (principally U.S.):
Federal	—	(43.7)	6.9
State and local	0.1	(12.8)	(7.7)
Total deferred	$0.1	$(56.5)	$(0.8)
Total income taxes	$(21.1)	$(8.6)	$36.7

Income Taxes Paid
Income taxes paid on a consolidated basis were as follows:

(in millions)	Fiscal Year
	2015	2014	2013
Income taxes paid (1)	$290.7	$90.0	$98.5

(1)	Income taxes paid in fiscal 2015 were higher primarily as a result of the gain recognized on the sale of Red Lobster.

Effective Income Tax Rate Reconciliation
The following table is a reconciliation of the U.S. statutory income tax rate to the effective income tax rate from continuing operations included in the accompanying consolidated statements of earnings:

	Fiscal Year
	2015	2014	2013
U.S. statutory rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal tax benefits	(6.6)	(2.7)	—
Benefit of federal income tax credits	(34.0)	(30.3)	(18.1)
Other, net	(6.4)	(6.9)	(3.5)
Effective income tax rate	(12.0)%	(4.9)%	13.4%

Schedule of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits follows:

(in millions)
Balances at May 25, 2014	$38.1
Additions related to current-year tax positions	4.1
Additions related to prior-year tax positions	10.2
Reductions due to settlements with taxing authorities	(37.2)
Reductions to tax positions due to statute expiration	(1.5)
Balances at May 31, 2015	$13.7

Interest Expense On Unrecognized Tax Benefits
Interest expense associated with unrecognized tax benefits, excluding the release of accrued interest related to prior year matters due to settlement or the lapse of the statute of limitations was as follows:

(in millions)	Fiscal Year
	2015	2014	2013
Interest expense on unrecognized tax benefits	$1.1	$0.4	$0.5

Tax Effects On Deferred Tax Assets And Liabilities
The tax effects of temporary differences that give rise to deferred tax assets and liabilities are as follows:

(in millions)	May 31, 2015	May 25, 2014
Accrued liabilities	$104.9	$111.0
Compensation and employee benefits	186.6	216.3
Deferred rent and interest income	88.9	102.2
Net operating loss, credit and charitable contribution carryforwards	50.1	57.3
Other	6.5	7.9
Gross deferred tax assets	$437.0	$494.7
Valuation allowance	(13.5)	(16.5)
Deferred tax assets, net of valuation allowance	$423.5	$478.2
Trademarks and other acquisition related intangibles	(220.6)	(209.4)
Buildings and equipment	(337.1)	(396.1)
Capitalized software and other assets	(28.1)	(26.6)
Other	(22.1)	(8.2)
Gross deferred tax liabilities	$(607.9)	$(640.3)
Net deferred tax liabilities	$(184.4)	$(162.1)